Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share

	2025
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	4,941	(822)	(141)	3,978	154.2¢	153.5¢
Short-term interest rate and other market fluctuations	(120)	48	(14)	(86)	(3.3)¢	(3.3)¢
Gain attaching to corporate transactions	(1,515)	240	–	(1,275)	(49.5)¢	(49.2)¢
Based on adjusted operating profit	3,306	(534)	(155)	2,617	(101.4)¢	(101.0)¢

	2024
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	2,953	(538)	(130)	2,285	84.1¢	84.0¢
Short-term interest rate and other market fluctuations	105	(9)	10	106	3.9¢	3.9¢
Loss attaching to corporate transactions	71	–	(26)	45	1.7¢	1.7¢
Based on adjusted operating profit	3,129	(547)	(146)	2,436	89.7¢	89.6¢

	2023
	Before tax	Tax	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share
	$m	$m	$m	$m	cents	cents
Based on profit for the year	2,097	(385)	(11)	1,701	62.1¢	61.9¢
Short-term interest rate and other market fluctuations	774	(59)	–	715	26.1¢	26.0¢
Loss attaching to corporate transactions	22	–	–	22	0.8¢	0.8¢
Based on adjusted operating profit	2,893	(444)	(11)	2,438	89.0¢	88.7¢